MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

May 26, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® New Discovery Value Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 47 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on May 24, 2011.

Please call the undersigned at (617) 954-5064 or Lisa Foley at (617) 954-6634 with any questions you may have.

Very truly yours,

TIMOTHY M. FAGAN
Timothy M. Fagan
Vice President & Senior Counsel

TMF/bjn